UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02258

Eaton Vance Series Trust II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2019

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Income Fund of Boston

Annual Report

October 31, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report October 31, 2019

Eaton Vance

Income Fund of Boston

Table of Contents

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	19 and 42

Federal Tax Information	20

Management and Organization	43

Important Notices	46

Eaton Vance

Income Fund of Boston

October 31, 2019

Management’s Discussion of Fund Performance1

Economic and Market Conditions

During the 12-month period ended October 31, 2019, U.S. bond market performance was strong, with U.S. high yield bonds underperforming investment-grade bonds. The ICE BofAML U.S. High Yield Index (the Index)2 returned 8.32%, while the Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade bond market, returned 11.51%. During the period, the S&P 500® Index, a broad measure of the U.S. stock market, returned 14.33%.

U.S. high yield bond performance declined at the beginning of the period as long-simmering worries about global trade policy, Brexit, tightening monetary policies, and slowing economies worldwide began to overshadow relative economic strength in the U.S. A fall in oil prices in excess of 40% further pressured returns in the energy sector, the largest in the U.S. high yield market.

The high yield market rebounded in the first several months of 2019, buoyed by a dovish pivot from the U.S. Federal Reserve Board. Additional tailwinds included the perception of progress in trade talks between the U.S. and China, a recovery in oil prices, and a surge in equity markets. In addition, many fourth-quarter earnings announcements — and issued in the first quarter — exceeded investors’ lowered expectations.

Returns moderated, but remained strong in the second quarter, as conflicts over trade, concerns about slowing global growth, and rising tensions in the Middle East tempered investor appetite for risk. In the last several months of the period, intervals of calm were separated by episodic spikes in volatility as investors continued to contend with these ongoing concerns.

The fundamentals of U.S. high yield issuers remained healthy over the full period, though softening modestly. Leverage declined in the fourth quarter of 2018, before rising slightly, and ending the period virtually where it began. Interest coverage remained healthy during the period, but trended slightly lower than the peaks witnessed in mid-2018. The trailing 12-month default rate rose from 2.02% at the beginning of the period to 2.54% by the end, mainly because of elevated distress within the energy sector.

Spreads — the difference between yields on high yield bonds and U.S. Treasurys with comparable maturities — began the period slightly below 400 basis points (bps). As 2018 ended, spreads climbed to 537 bps before compressing and remaining in the 400-450 bps range for the remainder of the one-year period.

The supply-and-demand balance remained supportive, with total demand year-to-date exceeding net supply by approximately $120.6 billion. Year-to-date issuance as of October 31, 2019, stood at $230.1 billion, up 27% year-over-year; however, 68% of the issuances have been used for refinancing and only 20% for acquisitions, a healthy mix. Retail flows into high yield over the same period were strong.

Fund Performance

For the 12-month period ended October 31, 2019, Eaton Vance Income Fund of Boston (the Fund) returned 7.63% for Class A shares at net asset value (NAV), underperforming its primary benchmark, the Index, which returned 8.32%.

The Fund’s overweight position in bonds with durations7 under two years and a slightly elevated cash balance were primary detractors from relative performance during a period when long-duration issues outperformed as U.S. Treasury yields dropped. While the shorter duration posture hindered relative performance, security selection by duration segment was positive. Credit6 selection in issues with durations under five years was a strong contributor to positive relative performance during the period.

The Fund’s underweight position in banks & thrifts, the strongest performing sector within the Index, and an underweight position in homebuilders & real estate detracted from performance during the period. An overweight position in energy also detracted from relative returns, but this effect was offset by security selection within the sector. Overall, security selection by sector had a positive impact on relative performance. Security selection in energy benefited from a focus on exploration and production companies with higher quality assets and lower breakeven costs and a lack of exposure to lower quality energy services issuers. Selections in the metals and mining and telecommunications sectors were also positive during the period.

Security selection by credit quality detracted from returns relative to the Index during the period. In particular, selection among BB-rated issues detracted from returns. But the Fund’s allocations by credit quality, notably its underweight position in CCC-rated issues, added to relative returns. Selection within CCC-rated issues was also positive as a result of the Fund’s higher quality bias and investors’ lack of appetite for lower rated issues.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Income Fund of Boston

October 31, 2019

Performance2,3

Portfolio Managers Michael W. Weilheimer, CFA, Kelley G. Baccei, Stephen C. Concannon, CFA and Jeffrey D. Mueller

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	06/15/1972	06/15/1972	7.63%	4.37%	6.97%
Class A with 4.75% Maximum Sales Charge	—	—	2.59	3.36	6.45
Class C at NAV	06/21/2002	06/15/1972	6.79	3.58	6.19
Class C with 1% Maximum Sales Charge	—	—	5.79	3.58	6.19
Class I at NAV	07/01/1999	06/15/1972	7.90	4.67	7.25
Class R at NAV	01/05/2004	06/15/1972	7.34	4.14	6.72
Class R6 at NAV	07/01/2014	06/15/1972	8.00	4.76	7.30
ICE BofAML U.S. High Yield Index	—	—	8.32%	5.17%	7.68%
ICE BofAML U.S. High Yield Constrained Index	—	—	8.32	5.18	7.67

% Total Annual Operating Expense Ratios[4]	Class A	Class C	Class I	Class R	Class R6
	0.99%	1.74%	0.74%	1.24%	0.66%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	10/31/2009	$18,240	N.A.
Class I	$250,000	10/31/2009	$503,782	N.A.
Class R	$10,000	10/31/2009	$19,168	N.A.
Class R6	$1,000,000	10/31/2009	$2,024,117	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Income Fund of Boston

October 31, 2019

Fund Profile5

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Income Fund of Boston

October 31, 2019

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

ICE BofAML U.S. High Yield Index is an unmanaged index of below-investment grade U.S. corporate bonds. ICE BofAML U.S. High Yield Constrained Index is an unmanaged index of below-investment grade U.S. corporate bonds, with issuer exposure capped at 2%. ICE® BofAML® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofAML® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[4]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[6]

Credit ratings are categorized using S&P Global Ratings (“S&P”). If S&P does not publish a rating, then the Moody’s Investors Service, Inc. (“Moody’s”) rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

[7]

Duration is a measure of the expected change in price of a bond — in percentage terms — given a one percent change in interest rates, all else being constant. Securities with lower durations tend to be less sensitive to interest rate changes.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Effective December 31, 2019, the Fund is managed by Kelley G. Baccei, Stephen C. Concannon and Jeffrey D. Mueller. Michael W. Weilheimer will serve as a member of the portfolio management team of the Fund through December 31, 2019.

5

Eaton Vance

Income Fund of Boston

October 31, 2019

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2019 – October 31, 2019).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (5/1/19)	Ending Account Value (10/31/19)	Expenses Paid During Period* (5/1/19 – 10/31/19)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,027.20	$5.31	1.04%
Class C	$1,000.00	$1,023.20	$9.18	1.80%
Class I	$1,000.00	$1,030.30	$4.09	0.80%
Class R	$1,000.00	$1,027.60	$6.59	1.29%
Class R6	$1,000.00	$1,030.70	$3.48	0.68%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.00	$5.30	1.04%
Class C	$1,000.00	$1,016.10	$9.15	1.80%
Class I	$1,000.00	$1,021.20	$4.08	0.80%
Class R	$1,000.00	$1,018.70	$6.56	1.29%
Class R6	$1,000.00	$1,021.80	$3.47	0.68%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on April 30, 2019. The Example reflects the expenses of both the Fund and the Portfolio.

6

Eaton Vance

Income Fund of Boston

October 31, 2019

Statement of Assets and Liabilities

Assets	October 31, 2019

Investment in Boston Income Portfolio, at value (identified cost, $4,762,847,155)	$4,852,859,689

Receivable for Fund shares sold	7,429,744

Total assets	$4,860,289,433

Liabilities

Payable for Fund shares redeemed	$12,739,961

Distributions payable	1,149,891

Payable to affiliates:

Distribution and service fees	276,804

Trustees’ fees	42

Accrued expenses	1,346,033

Total liabilities	$15,512,731

Net Assets	$4,844,776,702

Sources of Net Assets

Paid-in capital	$4,955,256,955

Accumulated loss	(110,480,253)

Total	$4,844,776,702

Class A Shares

Net Assets	$767,670,865

Shares Outstanding	137,473,650

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$5.58

Maximum Offering Price Per Share

(100 ÷ 95.25 of net asset value per share)	$5.86

Class C Shares

Net Assets	$112,343,166

Shares Outstanding	20,084,247

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$5.59

Class I Shares

Net Assets	$3,678,145,016

Shares Outstanding	658,303,952

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$5.59

Class R Shares

Net Assets	$35,182,489

Shares Outstanding	6,296,137

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$5.59

Class R6 Shares

Net Assets	$251,435,166

Shares Outstanding	44,993,827

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$5.59

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

7	See Notes to Financial Statements.

Eaton Vance

Income Fund of Boston

October 31, 2019

Statement of Operations

Investment Income	Year Ended October 31, 2019

Interest and other income allocated from Portfolio	$277,173,993

Dividends allocated from Portfolio	5,611,093

Expenses allocated from Portfolio	(28,805,887)

Total investment income from Portfolio	$253,979,199

Expenses

Distribution and service fees

Class A	$1,960,862

Class B	16,357

Class C	1,347,529

Class R	182,178

Trustees’ fees and expenses	500

Custodian fee	66,670

Transfer and dividend disbursing agent fees	5,331,486

Legal and accounting services	95,868

Printing and postage	1,929,695

Registration fees	174,001

Miscellaneous	57,270

Total expenses	$11,162,416

Net investment income	$242,816,783

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —

Investment transactions	$(49,375,745)

Foreign currency transactions	(9,639)

Forward foreign currency exchange contracts	2,407,330

Net realized loss	$(46,978,054)

Change in unrealized appreciation (depreciation) —

Investments	$149,643,056

Foreign currency	5,797

Forward foreign currency exchange contracts	(630,413)

Net change in unrealized appreciation (depreciation)	$149,018,440

Net realized and unrealized gain	$102,040,386

Net increase in net assets from operations	$344,857,169

8	See Notes to Financial Statements.

Eaton Vance

Income Fund of Boston

October 31, 2019

Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2019	2018

From operations —

Net investment income	$242,816,783	$269,099,635

Net realized gain (loss)	(46,978,054)	10,447,235

Net change in unrealized appreciation (depreciation)	149,018,440	(262,009,120)

Net increase in net assets from operations	$344,857,169	$17,537,750

Distributions to shareholders —

Class A	$(40,677,864)	$(48,401,408)

Class B	(74,183)	(215,213)

Class C	(6,080,076)	(9,452,137)

Class I	(186,265,095)	(202,766,237)

Class R	(1,801,771)	(2,170,164)

Class R6	(12,225,064)	(10,925,470)

Total distributions to shareholders	$(247,124,053)	$(273,930,629)

Tax return of capital to shareholders —

Class A	$(4,379,263)	$(3,547,875)

Class B	(6,911)	(14,549)

Class C	(607,391)	(692,495)

Class I	(20,221,193)	(14,734,163)

Class R	(190,546)	(160,144)

Class R6	(1,337,386)	(830,155)

Total tax return of capital to shareholders	$(26,742,690)	$(19,979,381)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$136,230,948	$143,345,388

Class B	8,551	41,989

Class C	18,597,770	14,381,029

Class I	1,220,854,871	1,044,567,871

Class R	8,475,235	8,604,645

Class R6	74,782,209	69,398,697

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	41,849,419	48,504,148

Class B	67,557	198,677

Class C	6,225,320	9,469,162

Class I	193,330,974	202,383,584

Class R	1,857,472	2,121,494

Class R6	13,511,016	11,423,911

Cost of shares redeemed

Class A	(289,064,202)	(351,246,742)

Class B	(586,556)	(1,428,740)

Class C	(47,950,558)	(59,563,649)

Class I	(1,204,910,112)	(1,848,185,113)

Class R	(15,715,486)	(14,500,694)

Class R6	(48,398,614)	(41,562,530)

Net asset value of shares converted(1)

Class A	52,905,409	3,231,911

Class B	(2,397,512)	(3,231,911)

Class C	(50,507,897)	—

Net increase (decrease) in net assets from Fund share transactions	$109,165,814	$(762,046,873)

Net increase (decrease) in net assets	$180,156,240	$(1,038,419,133)

Net Assets

At beginning of year	$4,664,620,462	$5,703,039,595

At end of year	$4,844,776,702	$4,664,620,462

(1)	Includes the conversion of Class B to Class A shares at the close of business on October 15, 2019 upon the termination of Class B.

9	See Notes to Financial Statements.

Eaton Vance

Income Fund of Boston

October 31, 2019

Financial Highlights

	Class A

	Year Ended October 31,
	2019	2018	2017	2016	2015

Net asset value — Beginning of year	$5.490	$5.800	$5.700	$5.660	$6.020

Income (Loss) From Operations

Net investment income(1)	$0.281	$0.290	$0.298	$0.302	$0.318

Net realized and unrealized gain (loss)	0.127	(0.282)	0.122	0.076	(0.323)

Total income (loss) from operations	$0.408	$0.008	$0.420	$0.378	$(0.005)

Less Distributions

From net investment income	$(0.287)	$(0.296)	$(0.304)	$(0.312)	$(0.329)

Tax return of capital	(0.031)	(0.022)	(0.016)	(0.026)	(0.026)

Total distributions	$(0.318)	$(0.318)	$(0.320)	$(0.338)	$(0.355)

Net asset value — End of year	$5.580	$5.490	$5.800	$5.700	$5.660

Total Return(2)	7.63%	0.13%	7.52%	7.02%	(0.10)%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$767,671	$813,970	$1,020,935	$1,686,369	$1,349,462

Ratios (as a percentage of average daily net assets):(3)

Expenses(4)	1.04%	0.99%	1.00%	0.99%	1.00%

Net investment income	5.08%	5.13%	5.16%	5.43%	5.43%

Portfolio Turnover of the Portfolio	38%	39%	41%	34%	36%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

10	See Notes to Financial Statements.

Eaton Vance

Income Fund of Boston

October 31, 2019

Financial Highlights — continued

	Class C

	Year Ended October 31,
	2019	2018	2017	2016	2015

Net asset value — Beginning of year	$5.500	$5.810	$5.710	$5.660	$6.030

Income (Loss) From Operations

Net investment income(1)	$0.241	$0.248	$0.253	$0.260	$0.274

Net realized and unrealized gain (loss)	0.124	(0.283)	0.124	0.086	(0.334)

Total income (loss) from operations	$0.365	$(0.035)	$0.377	$0.346	$(0.060)

Less Distributions

From net investment income	$(0.248)	$(0.256)	$(0.263)	$(0.274)	$(0.288)

Tax return of capital	(0.027)	(0.019)	(0.014)	(0.022)	(0.022)

Total distributions	$(0.275)	$(0.275)	$(0.277)	$(0.296)	$(0.310)

Net asset value — End of year	$5.590	$5.500	$5.810	$5.710	$5.660

Total Return(2)	6.79%	(0.62)%	6.72%	6.39%	(1.04)%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$112,343	$184,383	$231,504	$252,990	$247,325

Ratios (as a percentage of average daily net assets):(3)

Expenses(4)	1.79%	1.74%	1.75%	1.74%	1.75%

Net investment income	4.36%	4.38%	4.38%	4.69%	4.68%

Portfolio Turnover of the Portfolio	38%	39%	41%	34%	36%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

11	See Notes to Financial Statements.

Eaton Vance

Income Fund of Boston

October 31, 2019

Financial Highlights — continued

	Class I

	Year Ended October 31,
	2019	2018	2017	2016	2015

Net asset value — Beginning of year	$5.500	$5.810	$5.700	$5.660	$6.020

Income (Loss) From Operations

Net investment income(1)	$0.294	$0.304	$0.311	$0.315	$0.330

Net realized and unrealized gain (loss)	0.128	(0.282)	0.133	0.077	(0.320)

Total income from operations	$0.422	$0.022	$0.444	$0.392	$0.010

Less Distributions

From net investment income	$(0.300)	$(0.309)	$(0.317)	$(0.325)	$(0.343)

Tax return of capital	(0.032)	(0.023)	(0.017)	(0.027)	(0.027)

Total distributions	$(0.332)	$(0.332)	$(0.334)	$(0.352)	$(0.370)

Net asset value — End of year	$5.590	$5.500	$5.810	$5.700	$5.660

Total Return(2)	7.90%	0.38%	7.96%	7.28%	0.15%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$3,678,145	$3,415,432	$4,217,385	$4,376,959	$3,744,639

Ratios (as a percentage of average daily net assets):(3)

Expenses(4)	0.79%	0.74%	0.75%	0.74%	0.75%

Net investment income	5.32%	5.38%	5.39%	5.67%	5.64%

Portfolio Turnover of the Portfolio	38%	39%	41%	34%	36%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

12	See Notes to Financial Statements.

Eaton Vance

Income Fund of Boston

October 31, 2019

Financial Highlights — continued

	Class R

	Year Ended October 31,
	2019	2018	2017	2016	2015

Net asset value — Beginning of year	$5.500	$5.810	$5.700	$5.660	$6.020

Income (Loss) From Operations

Net investment income(1)	$0.267	$0.276	$0.282	$0.288	$0.301

Net realized and unrealized gain (loss)	0.126	(0.283)	0.133	0.076	(0.321)

Total income (loss) from operations	$0.393	$(0.007)	$0.415	$0.364	$(0.020)

Less Distributions

From net investment income	$(0.274)	$(0.282)	$(0.290)	$(0.299)	$(0.315)

Tax return of capital	(0.029)	(0.021)	(0.015)	(0.025)	(0.025)

Total distributions	$(0.303)	$(0.303)	$(0.305)	$(0.324)	$(0.340)

Net asset value — End of year	$5.590	$5.500	$5.810	$5.700	$5.660

Total Return(2)	7.34%	0.04%	7.25%	6.75%	(0.36)%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$35,182	$40,116	$46,259	$43,902	$47,575

Ratios (as a percentage of average daily net assets):(3)

Expenses(4)	1.29%	1.24%	1.25%	1.24%	1.25%

Net investment income	4.83%	4.88%	4.89%	5.20%	5.15%

Portfolio Turnover of the Portfolio	38%	39%	41%	34%	36%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

13	See Notes to Financial Statements.

Eaton Vance

Income Fund of Boston

October 31, 2019

Financial Highlights — continued

	Class R6

	Year Ended October 31,
	2019	2018	2017	2016	2015

Net asset value — Beginning of year	$5.500	$5.810	$5.700	$5.660	$6.020

Income (Loss) From Operations

Net investment income(1)	$0.300	$0.309	$0.314	$0.319	$0.326

Net realized and unrealized gain (loss)	0.127	(0.282)	0.135	0.078	(0.311)

Total income from operations	$0.427	$0.027	$0.449	$0.397	$0.015

Less Distributions

From net investment income	$(0.304)	$(0.314)	$(0.322)	$(0.330)	$(0.348)

Tax return of capital	(0.033)	(0.023)	(0.017)	(0.027)	(0.027)

Total distributions	$(0.337)	$(0.337)	$(0.339)	$(0.357)	$(0.375)

Net asset value — End of year	$5.590	$5.500	$5.810	$5.700	$5.660

Total Return(2)	8.00%	0.47%	8.06%	7.38%	0.24%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$251,435	$207,830	$179,380	$60,797	$23,230

Ratios (as a percentage of average daily net assets):(3)

Expenses(4)	0.68%	0.66%	0.66%	0.66%	0.66%

Net investment income	5.42%	5.47%	5.43%	5.71%	5.62%

Portfolio Turnover of the Portfolio	38%	39%	41%	34%	36%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

14	See Notes to Financial Statements.

Eaton Vance

Income Fund of Boston

October 31, 2019

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Income Fund of Boston (the Fund) is a diversified series of Eaton Vance Series Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Class I, Class R and Class R6 shares are sold at net asset value and are not subject to a sales charge. The Fund previously offered Class B shares, which beginning January 1, 2012, were only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Class B shares automatically converted to Class A shares eight years after their purchase as described in the Fund’s prospectus. At the close of business on October 15, 2019, Class B shares were converted into Class A shares and Class B was terminated. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Boston Income Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objectives and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at October 31, 2019). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of October 31, 2019, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

15

Eaton Vance

Income Fund of Boston

October 31, 2019

Notes to Financial Statements — continued

2  Distributions to Shareholders and Income Tax Information

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended October 31, 2019 and October 31, 2018 was as follows:

	Year Ended October 31,
	2019	2018

Ordinary income	$247,124,053	$273,930,629

Tax return of capital	$26,742,690	$19,979,381

As of October 31, 2019, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

Deferred capital losses	$(186,674,695)

Net unrealized appreciation	$77,344,333

Distributions payable	$(1,149,891)

At October 31, 2019, the Fund, for federal income tax purposes, had deferred capital losses of $186,674,695 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2019, $21,508,682 are short-term and $165,166,013 are long-term.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended October 31, 2019, EVM earned $167,424 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $93,275 as its portion of the sales charge on sales of Class A shares for the year ended October 31, 2019. EVD also received distribution and service fees from Class A, Class B, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended October 31, 2019 amounted to $1,960,862 for Class A shares.

The Fund also has in effect distribution plans for Class C shares (Class C Plan), Class R shares (Class R Plan) and prior to October 16, 2019, Class B shares (Class B Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund paid/pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended October 31, 2019, the Fund paid or accrued to EVD $12,268 and $1,010,647 for Class B and Class C shares, respectively. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to

16

Eaton Vance

Income Fund of Boston

October 31, 2019

Notes to Financial Statements — continued

0.25% per annum of the average daily net assets attributable to Class R shares. For the year ended October 31, 2019, the Fund paid or accrued to EVD $91,089 for Class R shares.

Pursuant to the Class B, Class C and Class R Plans, the Fund also made/makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended October 31, 2019 amounted to $4,089, $336,882 and $91,089 for Class B, Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d) and for Class B, were further limited to a 5% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class C shares made within one year of purchase and prior to October 16, 2019, on redemptions of Class B shares made within six years of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares was imposed at declining rates that began at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the year ended October 31, 2019, the Fund was informed that EVD received approximately $10,000 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A and Class B shareholders.

6  Investment Transactions

For the year ended October 31, 2019, increases and decreases in the Fund’s investment in the Portfolio aggregated $504,391,044 and $698,679,343, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended October 31,
Class A	2019	2018

Sales	24,616,529	25,411,665

Issued to shareholders electing to receive payments of distributions in Fund shares	7,571,821	8,604,035

Redemptions	(52,534,367)	(62,349,928)

Converted from Class B shares	433,032	570,453

Converted from Class C shares	9,227,405	—

Net decrease	(10,685,580)	(27,763,775)

	Year Ended October 31,
Class B	2019(1)	2018

Sales	1,536	7,327

Issued to shareholders electing to receive payments of distributions in Fund shares	12,277	35,118

Redemptions	(106,141)	(251,925)

Converted to Class A shares	(433,068)	(569,551)

Net decrease	(525,396)	(779,031)

17

Eaton Vance

Income Fund of Boston

October 31, 2019

Notes to Financial Statements — continued

	Year Ended October 31,
Class C	2019	2018

Sales	3,362,752	2,541,063

Issued to shareholders electing to receive payments of distributions in Fund shares	1,127,520	1,677,582

Redemptions	(8,708,435)	(10,546,080)

Converted to Class A shares	(9,208,216)	—

Net decrease	(13,426,379)	(6,327,435)

	Year Ended October 31,
Class I	2019	2018

Sales	221,119,639	184,390,992

Issued to shareholders electing to receive payments of distributions in Fund shares	34,950,216	35,876,289

Redemptions	(219,052,117)	(325,319,472)

Net increase (decrease)	37,017,738	(105,052,191)

	Year Ended October 31,
Class R	2019	2018

Sales	1,531,151	1,522,086

Issued to shareholders electing to receive payments of distributions in Fund shares	336,045	376,244

Redemptions	(2,869,620)	(2,568,434)

Net decrease	(1,002,424)	(670,104)

	Year Ended October 31,
Class R6	2019	2018

Sales	13,522,799	12,253,867

Issued to shareholders electing to receive payments of distributions in Fund shares	2,441,617	2,028,806

Redemptions	(8,777,217)	(7,366,476)

Net increase	7,187,199	6,916,197

(1)	At the close of business on October 15, 2019, Class B shares were converted into Class A and Class B was terminated.

18

Eaton Vance

Income Fund of Boston

October 31, 2019

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Series Trust II and Shareholders of Eaton Vance Income Fund of Boston:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Eaton Vance Income Fund of Boston (the “Fund”) (one of the funds constituting Eaton Vance Series Trust II), as of October 31, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2019, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

December 20, 2019

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

19

Eaton Vance

Income Fund of Boston

October 31, 2019

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2020 will show the tax status of all distributions paid to your account in calendar year 2019. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund.

20

Boston Income Portfolio

October 31, 2019

Portfolio of Investments

Corporate Bonds & Notes — 86.7%
Security		Principal Amount* (000’s omitted)	Value

Aerospace — 2.1%

Bombardier, Inc., 6.00%, 10/15/22(1)		17,600	$17,248,000

Bombardier, Inc., 6.125%, 1/15/23(1)		5,025	4,924,500

Bombardier, Inc., 7.875%, 4/15/27(1)		9,400	8,906,500

F-Brasile SpA/F-Brasile US, LLC, 7.375%, 8/15/26(1)		4,245	4,457,250

TransDigm, Inc., 5.50%, 11/15/27(1)(2)		15,419	15,406,511

TransDigm, Inc., 6.25%, 3/15/26(1)		16,947	18,196,841

TransDigm, Inc., 6.50%, 7/15/24		10,766	11,156,267

TransDigm, Inc., 6.50%, 5/15/25		7,070	7,361,638

TransDigm, Inc., 7.50%, 3/15/27		7,253	7,851,372

TransDigm UK Holdings PLC, 6.875%, 5/15/26		5,020	5,371,400

			$100,880,279

Automotive & Auto Parts — 1.7%

Navistar International Corp., 6.625%, 11/1/25(1)		21,300	$21,832,500

Panther BF Aggregator 2 L.P./Panther Finance Co., Inc., 4.375%, 5/15/26(3)	EUR	23,368	26,363,343

Panther BF Aggregator 2 L.P./Panther Finance Co., Inc., 6.25%, 5/15/26(1)		8,013	8,491,376

Panther BF Aggregator 2 L.P./Panther Finance Co., Inc., 8.50%, 5/15/27(1)		24,808	24,994,060

			$81,681,279

Banking & Thrifts — 0.3%

CIT Group, Inc., 6.125%, 3/9/28		4,300	$5,084,750

JPMorgan Chase & Co., Series S, 6.75% to 2/1/24(4)(5)		9,210	10,322,430

			$15,407,180

Broadcasting — 2.8%

Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(1)		14,911	$15,600,634

Diamond Sports Group, LLC/Diamond Sports Finance Co., 6.625%, 8/15/27(1)		14,910	15,394,575

iHeartCommunications, Inc., 6.375%, 5/1/26		334	361,672

iHeartCommunications, Inc., 8.375%, 5/1/27		9,155	9,864,802

Netflix, Inc., 3.625%, 6/15/30(3)	EUR	5,000	5,581,378

Netflix, Inc., 4.875%, 6/15/30(1)		9,681	9,811,694

Netflix, Inc., 5.375%, 11/15/29(1)		5,536	5,847,400

Netflix, Inc., 5.50%, 2/15/22		8,685	9,238,669

Netflix, Inc., 5.875%, 2/15/25		5,730	6,317,325

Netflix, Inc., 5.875%, 11/15/28		12,610	13,918,287

Nexstar Broadcasting, Inc., 5.625%, 7/15/27(1)		5,866	6,201,535

Scripps Escrow, Inc., 5.875%, 7/15/27(1)		7,671	7,879,651

Security	Principal Amount* (000’s omitted)	Value

Broadcasting (continued)

Sirius XM Radio, Inc., 4.625%, 7/15/24(1)	11,738	$12,295,555

Sirius XM Radio, Inc., 5.00%, 8/1/27(1)	11,487	12,118,785

TEGNA, Inc., 5.00%, 9/15/29(1)	7,398	7,508,970

		$137,940,932

Building Materials — 1.6%

Advanced Drainage Systems, Inc., 5.00%, 9/30/27(1)	1,888	$1,935,200

Builders FirstSource, Inc., 5.625%, 9/1/24(1)	6,311	6,579,217

Builders FirstSource, Inc., 6.75%, 6/1/27(1)	3,095	3,373,550

Core & Main Holdings, L.P., 8.625%, (8.625% Cash or 9.375% PIK), 9/15/24(1)(6)	11,940	11,925,075

Hillman Group, Inc. (The), 6.375%, 7/15/22(1)	15,829	14,641,825

Masonite International Corp., 5.375%, 2/1/28(1)	4,214	4,472,108

Standard Industries, Inc., 4.75%, 1/15/28(1)	5,000	5,206,250

Standard Industries, Inc., 5.50%, 2/15/23(1)	9,891	10,135,308

Standard Industries, Inc., 6.00%, 10/15/25(1)	16,725	17,644,875

		$75,913,408

Cable & Satellite TV — 4.9%

Cablevision Systems Corp., 5.875%, 9/15/22	15,715	$16,991,844

CCO Holdings, LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30(1)	13,215	13,495,819

CCO Holdings, LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22	2,018	2,049,531

CCO Holdings, LLC/CCO Holdings Capital Corp., 5.375%, 5/1/25(1)	13,405	13,941,200

CCO Holdings, LLC/CCO Holdings Capital Corp., 5.375%, 6/1/29(1)	4,414	4,722,980

CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24	244	250,637

CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 2/15/26(1)	11,655	12,336,818

CCO Holdings, LLC/CCO Holdings Capital Corp., 5.875%, 4/1/24(1)	20,085	20,988,825

CSC Holdings, LLC, 5.375%, 7/15/23(1)	4,030	4,140,744

CSC Holdings, LLC, 5.50%, 5/15/26(1)	14,955	15,796,219

CSC Holdings, LLC, 5.75%, 1/15/30(1)	21,043	22,174,061

CSC Holdings, LLC, 6.50%, 2/1/29(1)	3,831	4,297,903

CSC Holdings, LLC, 6.75%, 11/15/21	12,915	13,948,200

CSC Holdings, LLC, 7.50%, 4/1/28(1)	4,369	4,936,970

CSC Holdings, LLC, 10.875%, 10/15/25(1)	17,461	19,736,779

DISH DBS Corp., 5.875%, 7/15/22	9,745	10,227,962

DISH DBS Corp., 5.875%, 11/15/24	1,805	1,816,281

DISH DBS Corp., 6.75%, 6/1/21	2,662	2,808,410

DISH DBS Corp., 7.75%, 7/1/26	5,180	5,238,793

21	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2019

Portfolio of Investments — continued

Security		Principal Amount* (000’s omitted)	Value

Cable & Satellite TV (continued)

UPC Holding B.V., 5.50%, 1/15/28(1)		3,370	$3,445,825

UPCB Finance IV, Ltd., 5.375%, 1/15/25(1)		9,321	9,658,886

Virgin Media Secured Finance PLC, 5.50%, 8/15/26(1)		2,676	2,819,835

Ziggo B.V., 4.25%, 1/15/27(3)	EUR	6,726	8,100,238

Ziggo B.V., 4.875%, 1/15/30(1)		5,836	5,961,883

Ziggo B.V., 5.50%, 1/15/27(1)		10,446	11,033,379

Ziggo Bond Co., B.V., 5.875%, 1/15/25(1)		1,393	1,441,755

Ziggo Bond Co., B.V., 6.00%, 1/15/27(1)		3,310	3,475,500

			$235,837,277

Capital Goods — 1.2%

BWX Technologies, Inc., 5.375%, 7/15/26(1)		9,085	$9,666,894

Colfax Corp., 6.00%, 2/15/24(1)		3,378	3,601,792

Colfax Corp., 6.375%, 2/15/26(1)		5,532	6,002,220

Granite Holdings US Acquisition Co., 11.00%, 10/1/27(1)		3,817	3,559,353

Griffon Corp., 5.25%, 3/1/22		18,317	18,500,170

Harsco Corp., 5.75%, 7/31/27(1)		2,181	2,271,010

Welbilt, Inc., 9.50%, 2/15/24		14,780	15,796,125

			$59,397,564

Chemicals — 1.0%

GCP Applied Technologies, Inc., 5.50%, 4/15/26(1)		2,925	$3,012,750

Hexion, Inc., 7.875%, 7/15/27(1)		3,602	3,484,935

Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.75%, 4/30/26(1)		9,083	9,173,830

PQ Corp., 6.75%, 11/15/22(1)		3,150	3,264,188

SPCM SA, 4.875%, 9/15/25(1)		12,913	13,397,238

Valvoline, Inc., 5.50%, 7/15/24		2,810	2,930,303

Venator Finance S.a.r.l./Venator Materials, LLC, 5.75%, 7/15/25(1)		3,051	2,442,142

W.R. Grace & Co., 5.125%, 10/1/21(1)		9,590	9,997,575

W.R. Grace & Co., 5.625%, 10/1/24(1)		2,500	2,712,500

			$50,415,461

Consumer Products — 2.2%

Central Garden & Pet Co., 5.125%, 2/1/28		4,818	$4,973,621

Central Garden & Pet Co., 6.125%, 11/15/23		7,150	7,427,063

Energizer Gamma Acquisition B.V., 4.625%, 7/15/26(1)	EUR	20,435	24,098,335

Energizer Gamma Acquisition B.V., 4.625%, 7/15/26(3)	EUR	1,000	1,179,268

Energizer Holdings, Inc., 6.375%, 7/15/26(1)		18,735	20,023,968

Security	Principal Amount* (000’s omitted)	Value

Consumer Products (continued)

Energizer Holdings, Inc., 7.75%, 1/15/27(1)	5,934	$6,586,740

Mattel, Inc., 6.75%, 12/31/25(1)	19,360	20,303,800

Spectrum Brands, Inc., 5.00%, 10/1/29(1)	2,968	3,042,200

Spectrum Brands, Inc., 5.75%, 7/15/25	19,685	20,620,037

		$108,255,032

Containers — 2.0%

ARD Finance SA, 7.125%, (7.125% Cash or 7.875% PIK), 9/15/23(6)	6,121	$6,389,106

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.25%, 9/15/22(1)	3,020	3,065,300

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.625%, 5/15/23(1)	13,015	13,333,867

Berry Global, Inc., 6.00%, 10/15/22	10,130	10,332,600

Crown Americas, LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26	4,555	4,771,363

Crown Americas, LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26	5,205	5,478,263

Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)	17,425	18,470,500

Owens-Brockway Glass Container, Inc., 6.375%, 8/15/25(1)	4,160	4,399,200

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 5.125%, 7/15/23(1)	7,650	7,867,642

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 6.875%, 2/15/21	2,230	2,235,543

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 7.00%, 7/15/24(1)	8,125	8,424,609

Trivium Packaging Finance B.V., 5.50%, 8/15/26(1)	5,806	6,103,557

Trivium Packaging Finance B.V., 8.50%, 8/15/27(1)	6,399	6,814,935

		$97,686,485

Diversified Financial Services — 2.2%

DAE Funding, LLC, 4.50%, 8/1/22(1)	7,630	$7,787,788

DAE Funding, LLC, 5.00%, 8/1/24(1)	12,725	13,314,167

Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 2/1/22	16,370	16,799,712

Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 5/15/26	11,803	12,540,688

Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.375%, 12/15/25	5,685	5,983,463

MSCI, Inc., 5.75%, 8/15/25(1)	5,390	5,679,713

Navient Corp., 7.25%, 1/25/22	1,240	1,349,678

Navient Corp., 8.00%, 3/25/20	10,785	11,041,144

Park Aerospace Holdings, Ltd., 5.25%, 8/15/22(1)	20,950	22,363,077

Park Aerospace Holdings, Ltd., 5.50%, 2/15/24(1)	7,260	7,990,719

		$104,850,149

22	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2019

Portfolio of Investments — continued

Security	Principal Amount* (000’s omitted)	Value

Diversified Media — 0.5%

Clear Channel Worldwide Holdings, Inc., 5.125%, 8/15/27(1)	9,276	$9,678,857

Clear Channel Worldwide Holdings, Inc., 9.25%, 2/15/24(1)	1,680	1,851,150

MDC Partners, Inc., 6.50%, 5/1/24(1)	9,318	8,956,927

Nielsen Co. Luxembourg S.a.r.l. (The), 5.50%, 10/1/21(1)	5,585	5,612,925

		$26,099,859

Energy — 13.3%

Aker BP ASA, 4.75%, 6/15/24(1)	8,054	$8,396,295

Aker BP ASA, 5.875%, 3/31/25(1)	4,445	4,722,812

AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.50%, 5/20/25	5,305	5,716,668

AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.625%, 5/20/24	1,553	1,681,123

Antero Midstream Partners, L.P./Antero Midstream Finance Corp., 5.375%, 9/15/24	6,169	5,027,735

Antero Midstream Partners, L.P./Antero Midstream Finance Corp., 5.75%, 3/1/27(1)	14,788	11,091,000

Antero Resources Corp., 5.375%, 11/1/21	8,635	7,749,912

Antero Resources Corp., 5.625%, 6/1/23	2,770	1,956,313

Ascent Resources Utica Holdings, LLC/ARU Finance Corp., 7.00%, 11/1/26(1)	13,763	10,597,510

Ascent Resources Utica Holdings, LLC/ARU Finance Corp., 10.00%, 4/1/22(1)	5,106	4,857,338

Berry Petroleum Co., LLC, 7.00%, 2/15/26(1)	4,933	4,612,355

Brazos Valley Longhorn, LLC/Brazos Valley Longhorn Finance Corp., 6.875%, 2/1/25	5,895	4,657,050

Centennial Resource Production, LLC, 5.375%, 1/15/26(1)	4,745	4,472,163

Centennial Resource Production, LLC, 6.875%, 4/1/27(1)	11,411	11,239,835

Cheniere Corpus Christi Holdings, LLC, 5.875%, 3/31/25	9,969	11,078,948

Cheniere Corpus Christi Holdings, LLC, 7.00%, 6/30/24	12,659	14,590,510

Cheniere Energy Partners, L.P., 4.50%, 10/1/29(1)	15,137	15,496,504

Cheniere Energy Partners, L.P., 5.25%, 10/1/25	4,600	4,778,250

Cheniere Energy Partners, L.P., 5.625%, 10/1/26	8,670	9,201,037

CITGO Holding, Inc., 9.25%, 8/1/24(1)	9,322	9,753,142

Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 5.625%, 5/1/27(1)	7,748	7,825,635

CrownRock, L.P./CrownRock Finance, Inc., 5.625%, 10/15/25(1)	32,062	31,461,479

CVR Refining, LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22	13,837	14,009,962

Security	Principal Amount* (000’s omitted)	Value

Energy (continued)

Diamondback Energy, Inc., 4.75%, 11/1/24	3,690	$3,823,763

Diamondback Energy, Inc., 5.375%, 5/31/25	9,445	9,893,637

Endeavor Energy Resources, L.P./EER Finance, Inc., 5.50%, 1/30/26(1)	7,380	7,638,448

Endeavor Energy Resources, L.P./EER Finance, Inc., 5.75%, 1/30/28(1)	9,840	10,405,997

Energy Transfer Operating, L.P., 5.875%, 1/15/24	7,810	8,678,610

Energy Transfer Operating, L.P., 7.50%, 10/15/20	7,970	8,364,425

Energy Transfer Operating, L.P., Series A, 6.25% to 2/15/23(4)(5)	5,295	4,932,398

EnLink Midstream, LLC, 5.375%, 6/1/29	6,792	6,044,880

EP Energy, LLC/Everest Acquisition Finance, Inc., 7.75%, 5/15/26(1)(7)	3,339	2,337,300

Extraction Oil & Gas, Inc., 5.625%, 2/1/26(1)	11,870	5,104,100

Extraction Oil & Gas, Inc., 7.375%, 5/15/24(1)	3,925	1,628,875

Great Western Petroleum, LLC/Great Western Finance Corp., 9.00%, 9/30/21(1)	18,251	14,920,192

Hilcorp Energy I, L.P./Hilcorp Finance Co., 5.75%, 10/1/25(1)	190	170,525

Hilcorp Energy I, L.P./Hilcorp Finance Co., 6.25%, 11/1/28(1)	17,487	14,863,950

Holly Energy Partners, L.P./Holly Energy Finance Corp., 6.00%, 8/1/24(1)	3,935	4,116,994

Jagged Peak Energy, LLC, 5.875%, 5/1/26	3,605	3,659,075

Matador Resources Co., 5.875%, 9/15/26	15,245	14,711,425

Moss Creek Resources Holdings, Inc., 7.50%, 1/15/26(1)	14,235	9,679,800

MPLX, L.P., 6.375%, 5/1/24(1)	5,160	5,424,275

Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)	35,848	35,848,000

Newfield Exploration Co., 5.625%, 7/1/24	6,100	6,692,621

NGPL PipeCo, LLC, 4.375%, 8/15/22(1)	2,440	2,534,858

Nine Energy Service, Inc., 8.75%, 11/1/23(1)	4,270	3,245,200

Parsley Energy, LLC/Parsley Finance Corp., 5.25%, 8/15/25(1)	10,260	10,568,005

Parsley Energy, LLC/Parsley Finance Corp., 5.375%, 1/15/25(1)	9,390	9,713,767

Parsley Energy, LLC/Parsley Finance Corp., 5.625%, 10/15/27(1)	6,671	6,921,162

Parsley Energy, LLC/Parsley Finance Corp., 6.25%, 6/1/24(1)	10,105	10,547,094

PBF Holding Co., LLC/PBF Finance Corp., 7.00%, 11/15/23	13,780	14,262,300

PBF Holding Co., LLC/PBF Finance Corp., 7.25%, 6/15/25	13,889	14,566,089

PBF Logistics, L.P./PBF Logistics Finance Corp., 6.875%, 5/15/23	14,565	15,001,950

Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(4)(5)	13,365	12,483,177

23	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2019

Portfolio of Investments — continued

Security	Principal Amount* (000’s omitted)	Value

Energy (continued)

Precision Drilling Corp., 6.50%, 12/15/21	1,724	$1,720,127

Precision Drilling Corp., 7.125%, 1/15/26(1)	3,570	3,105,900

Precision Drilling Corp., 7.75%, 12/15/23	695	660,250

Seven Generations Energy, Ltd., 5.375%, 9/30/25(1)	15,960	15,620,850

Seven Generations Energy, Ltd., 6.875%, 6/30/23(1)	5,520	5,644,200

Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25(1)	18,610	15,725,450

SM Energy Co., 6.125%, 11/15/22	2,093	2,004,048

SM Energy Co., 6.625%, 1/15/27	6,380	5,391,100

SM Energy Co., 6.75%, 9/15/26	3,557	3,067,913

Sunoco, L.P./Sunoco Finance Corp., 4.875%, 1/15/23	7,065	7,268,119

Tallgrass Energy Partners, L.P./Tallgrass Energy Finance Corp., 5.50%, 1/15/28(1)	6,950	6,550,375

Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 5.875%, 4/15/26	6,450	6,757,020

Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 6.50%, 7/15/27(1)	4,107	4,404,840

Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 6.875%, 1/15/29(1)	8,212	8,899,755

Tervita Corp., 7.625%, 12/1/21(1)	18,857	18,668,430

Transocean, Inc., 7.25%, 11/1/25(1)	9,132	8,104,650

Transocean, Inc., 7.50%, 1/15/26(1)	4,115	3,682,925

Transocean Guardian, Ltd., 5.875%, 1/15/24(1)	6,501	6,533,957

Transocean Pontus, Ltd., 6.125%, 8/1/25(1)	4,441	4,452,203

Transocean Poseidon, Ltd., 6.875%, 2/1/27(1)	2,104	2,131,920

Whiting Petroleum Corp., 5.75%, 3/15/21	5,196	4,910,220

Williams Cos., Inc. (The), 3.70%, 1/15/23	7,106	7,358,892

Williams Cos., Inc. (The), 4.55%, 6/24/24	10,100	10,903,803

Williams Cos., Inc. (The), 5.75%, 6/24/44	5,020	5,797,424

WPX Energy, Inc., 5.25%, 10/15/27	2,712	2,644,200

		$645,765,039

Entertainment & Film — 0.5%

AMC Entertainment Holdings, Inc., 5.875%, 11/15/26	14,605	$13,381,831

Live Nation Entertainment, Inc., 4.75%, 10/15/27(1)	7,668	8,013,827

Motion Bondco DAC, 6.625%, 11/15/27(1)(2)	2,106	2,150,226

		$23,545,884

Environmental — 1.7%

Clean Harbors, Inc., 4.875%, 7/15/27(1)	4,075	$4,258,131

Clean Harbors, Inc., 5.125%, 7/15/29(1)	4,445	4,745,038

Covanta Holding Corp., 5.875%, 3/1/24	4,780	4,923,400

Covanta Holding Corp., 5.875%, 7/1/25	7,195	7,491,794

Covanta Holding Corp., 6.00%, 1/1/27	5,280	5,544,000

Security	Principal Amount* (000’s omitted)	Value

Environmental (continued)

GFL Environmental, Inc., 5.375%, 3/1/23(1)	11,250	$11,629,687

GFL Environmental, Inc., 7.00%, 6/1/26(1)	10,000	10,625,000

GFL Environmental, Inc., 8.50%, 5/1/27(1)	21,083	23,244,007

Waste Pro USA, Inc., 5.50%, 2/15/26(1)	10,431	10,822,162

		$83,283,219

Food & Drug Retail — 0.6%

Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC, 5.875%, 2/15/28(1)	7,375	$7,937,344

Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC, 7.50%, 3/15/26(1)	4,000	4,465,000

Murphy Oil USA, Inc., 4.75%, 9/15/29	5,305	5,550,356

Murphy Oil USA, Inc., 5.625%, 5/1/27	10,031	10,815,593

		$28,768,293

Food, Beverage & Tobacco — 1.9%

Dole Food Co., Inc., 7.25%, 6/15/25(1)	9,816	$9,398,820

JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 1/15/30(1)	18,227	19,685,160

Performance Food Group, Inc., 5.50%, 10/15/27(1)	6,896	7,327,000

Post Holdings, Inc., 5.00%, 8/15/26(1)	9,665	10,088,810

Post Holdings, Inc., 5.50%, 3/1/25(1)	12,860	13,520,361

Post Holdings, Inc., 5.50%, 12/15/29(1)	3,963	4,187,702

Post Holdings, Inc., 5.625%, 1/15/28(1)	7,062	7,582,823

Post Holdings, Inc., 8.00%, 7/15/25(1)	3,965	4,242,550

US Foods, Inc., 5.875%, 6/15/24(1)	17,514	18,105,097

		$94,138,323

Gaming — 3.9%

Caesars Resort Collection, LLC/CRC Finco, Inc., 5.25%, 10/15/25(1)	18,909	$19,405,361

Eldorado Resorts, Inc., 6.00%, 4/1/25	6,717	7,094,831

Gateway Casinos & Entertainment, Ltd., 8.25%, 3/1/24(1)	4,000	4,130,000

GLP Capital, L.P./GLP Financing II, Inc., 3.35%, 9/1/24	1,000	1,016,500

GLP Capital, L.P./GLP Financing II, Inc., 4.375%, 4/15/21	3,030	3,098,902

GLP Capital, L.P./GLP Financing II, Inc., 5.375%, 4/15/26	10,365	11,423,785

GLP Capital, L.P./GLP Financing II, Inc., 5.75%, 6/1/28	7,790	8,847,259

Golden Entertainment, Inc., 7.625%, 4/15/26(1)	4,089	4,308,784

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp., 10.25%, 11/15/22(1)	5,519	5,863,938

24	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2019

Portfolio of Investments — continued

Security	Principal Amount* (000’s omitted)	Value

Gaming (continued)

Melco Resorts Finance, Ltd., 5.625%, 7/17/27(1)	4,770	$4,986,884

MGM Growth Properties Operating Partnership, L.P./ MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26	6,735	7,189,612

MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24	11,505	12,713,025

MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.75%, 2/1/27(1)	4,084	4,620,025

MGM Resorts International, 5.75%, 6/15/25	10,020	11,172,300

MGM Resorts International, 6.625%, 12/15/21	2,785	3,025,206

MGM Resorts International, 7.75%, 3/15/22	13,100	14,704,750

Scientific Games International, Inc., 10.00%, 12/1/22	2,716	2,800,875

Stars Group Holdings B.V./Stars Group US Co-Borrower, LLC, 7.00%, 7/15/26(1)	11,985	12,958,781

Studio City Co., Ltd., 7.25%, 11/30/21(1)	6,755	6,942,114

VICI Properties 1, LLC/VICI FC, Inc., 8.00%, 10/15/23	16,987	18,579,525

Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	12,428	12,971,725

Wynn Macau, Ltd., 5.50%, 10/1/27(1)	1,027	1,059,415

Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp., 5.125%, 10/1/29(1)	8,900	9,317,187

		$188,230,784

Healthcare — 11.4%

Bausch Health Americas, Inc., 8.50%, 1/31/27(1)	18,651	$21,029,002

Bausch Health Americas, Inc., 9.25%, 4/1/26(1)	4,735	5,368,401

Bausch Health Cos., Inc., 5.50%, 3/1/23(1)	1,868	1,891,350

Bausch Health Cos., Inc., 5.50%, 11/1/25(1)	7,041	7,384,319

Bausch Health Cos., Inc., 5.75%, 8/15/27(1)	2,927	3,185,857

Bausch Health Cos., Inc., 5.875%, 5/15/23(1)	2,438	2,482,494

Bausch Health Cos., Inc., 6.125%, 4/15/25(1)	2,420	2,518,313

Bausch Health Cos., Inc., 6.50%, 3/15/22(1)	10,220	10,541,419

Bausch Health Cos., Inc., 7.00%, 3/15/24(1)	18,304	19,194,947

Bausch Health Cos., Inc., 7.00%, 1/15/28(1)	3,834	4,145,512

Bausch Health Cos., Inc., 7.25%, 5/30/29(1)	4,201	4,636,854

Bausch Health Cos., Inc., 9.00%, 12/15/25(1)	16,210	18,314,058

Catalent Pharma Solutions, Inc., 4.875%, 1/15/26(1)	16,390	17,004,625

Catalent Pharma Solutions, Inc., 5.00%, 7/15/27(1)	4,854	5,084,565

Centene Corp., 4.75%, 1/15/25	18,525	19,210,610

Centene Corp., 5.375%, 6/1/26(1)	18,665	19,803,565

Centene Corp., 6.125%, 2/15/24	9,335	9,717,175

Charles River Laboratories International, Inc., 4.25%, 5/1/28(1)	3,726	3,805,550

Security	Principal Amount* (000’s omitted)	Value

Healthcare (continued)

Charles River Laboratories International, Inc., 5.50%, 4/1/26(1)	3,595	$3,837,663

Eagle Holding Co. II, LLC, 7.625%, (7.625% Cash or 8.375% PIK), 5/15/22(1)(6)	10,563	10,681,834

Eagle Holding Co. II, LLC, 7.75%, (7.75% Cash or 8.50% PIK), 5/15/22(1)(6)	16,640	16,931,200

Encompass Health Corp., 4.50%, 2/1/28	3,720	3,813,000

Encompass Health Corp., 4.75%, 2/1/30	14,460	14,948,025

HCA, Inc., 5.00%, 3/15/24	4,635	5,061,020

HCA, Inc., 5.25%, 6/15/26	8,825	9,888,474

HCA, Inc., 5.375%, 9/1/26	11,055	12,077,587

HCA, Inc., 5.625%, 9/1/28	13,635	15,356,419

HCA, Inc., 5.875%, 2/15/26	13,250	14,939,375

HCA, Inc., 5.875%, 2/1/29	7,681	8,717,935

HCA, Inc., 7.50%, 2/15/22	10,400	11,564,800

HCA Healthcare, Inc., 6.25%, 2/15/21	18,865	19,808,250

Hill-Rom Holdings, Inc., 4.375%, 9/15/27(1)	2,248	2,321,060

Hologic, Inc., 4.375%, 10/15/25(1)	5,535	5,698,449

IQVIA, Inc., 5.00%, 5/15/27(1)	4,248	4,513,500

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC, 6.375%, 8/1/23(1)	29,096	30,187,100

Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/21(1)	18,136	19,064,563

MPH Acquisition Holdings, LLC, 7.125%, 6/1/24(1)	51,879	48,636,562

RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26(1)	16,075	17,682,500

Select Medical Corp., 6.25%, 8/15/26(1)	3,919	4,183,532

Team Health Holdings, Inc., 6.375%, 2/1/25(1)	4,194	2,726,100

Teleflex, Inc., 4.625%, 11/15/27	7,455	7,837,069

Teleflex, Inc., 4.875%, 6/1/26	3,585	3,776,573

Teleflex, Inc., 5.25%, 6/15/24	4,200	4,315,500

Tenet Healthcare Corp., 4.625%, 9/1/24(1)	1,949	2,001,331

Tenet Healthcare Corp., 4.875%, 1/1/26(1)	11,694	12,110,599

Tenet Healthcare Corp., 5.125%, 11/1/27(1)	11,694	12,205,379

Tenet Healthcare Corp., 6.75%, 6/15/23	4,275	4,547,531

Tenet Healthcare Corp., 8.125%, 4/1/22	9,000	9,776,250

Vizient, Inc., 6.25%, 5/15/27(1)	2,728	2,948,777

WellCare Health Plans, Inc., 5.25%, 4/1/25	21,207	22,273,977

WellCare Health Plans, Inc., 5.375%, 8/15/26(1)	12,119	12,921,884

		$552,672,434

Homebuilders & Real Estate — 2.1%

Brookfield Property REIT, Inc./BPR Cumulus, LLC/BPR Nimbus, LLC/GGSI Sellco, LLC, 5.75%, 5/15/26(1)	11,701	$12,242,171

25	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2019

Portfolio of Investments — continued

Security		Principal Amount* (000’s omitted)	Value

Homebuilders & Real Estate (continued)

ESH Hospitality, Inc., 4.625%, 10/1/27(1)		9,148	$9,194,655

ESH Hospitality, Inc., 5.25%, 5/1/25(1)		15,150	15,661,312

Five Point Operating Co., L.P./Five Point Capital Corp., 7.875%, 11/15/25(1)		5,001	4,739,298

Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(1)		9,443	9,867,935

RHP Hotel Properties, L.P./RHP Finance Corp., 5.00%, 4/15/23		8,869	9,090,725

Taylor Morrison Communities, Inc., 5.75%, 1/15/28(1)		7,927	8,789,061

Taylor Morrison Communities, Inc., 5.875%, 6/15/27(1)		5,898	6,615,787

TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/24		1,569	1,694,520

Vivion Investments S.a.r.l., 3.00%, 8/8/24(3)	EUR	15,300	17,038,489

Vivion Investments S.a.r.l., 3.50%, 11/1/25(2)(3)	EUR	6,800	7,656,390

			$102,590,343

Hotels — 0.2%

Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24		10,600	$10,812,000

			$10,812,000

Insurance — 1.3%

Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)		16,522	$17,226,002

GTCR AP Finance, Inc., 8.00%, 5/15/27(1)		4,031	4,131,775

Hub International, Ltd., 7.00%, 5/1/26(1)		21,866	22,576,645

USI, Inc., 6.875%, 5/1/25(1)		18,000	18,360,000

			$62,294,422

Leisure — 1.7%

Cedar Fair, L.P., 5.25%, 7/15/29(1)		2,337	$2,518,118

Merlin Entertainments PLC, 5.75%, 6/15/26(1)		14,842	15,862,387

NCL Corp., Ltd., 4.75%, 12/15/21(1)		8,182	8,314,957

Speedway Motorsports, LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(1)		11,462	11,465,439

Viking Cruises, Ltd., 5.875%, 9/15/27(1)		31,551	33,601,815

Viking Cruises, Ltd., 6.25%, 5/15/25(1)		8,680	9,092,300

			$80,855,016

Metals & Mining — 2.3%

Alcoa Nederland Holding B.V., 6.125%, 5/15/28(1)		5,550	$5,966,250

Alcoa Nederland Holding B.V., 6.75%, 9/30/24(1)		5,255	5,550,594

Constellium SE, 5.875%, 2/15/26(1)		12,071	12,614,195

Security	Principal Amount* (000’s omitted)	Value

Metals & Mining (continued)

Eldorado Gold Corp., 9.50%, 6/1/24(1)	3,928	$4,261,880

First Quantum Minerals, Ltd., 6.875%, 3/1/26(1)	7,476	7,354,515

First Quantum Minerals, Ltd., 7.25%, 4/1/23(1)	9,353	9,428,993

First Quantum Minerals, Ltd., 7.50%, 4/1/25(1)	8,223	8,274,394

Freeport-McMoRan, Inc., 4.55%, 11/14/24	5,915	6,166,387

Freeport-McMoRan, Inc., 5.45%, 3/15/43	8,998	8,413,130

Hecla Mining Co., 6.875%, 5/1/21	5,234	5,181,660

Hudbay Minerals, Inc., 7.25%, 1/15/23(1)	7,640	7,925,736

New Gold, Inc., 6.25%, 11/15/22(1)	8,434	8,476,170

New Gold, Inc., 6.375%, 5/15/25(1)	5,040	4,813,704

Novelis Corp., 5.875%, 9/30/26(1)	7,032	7,401,883

Novelis Corp., 6.25%, 8/15/24(1)	7,970	8,368,500

		$110,197,991

Railroad — 0.3%

Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(1)	16,180	$16,544,050

		$16,544,050

Restaurant — 1.2%

1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 3.875%, 1/15/28(1)	4,829	$4,866,666

1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 5.00%, 10/15/25(1)	21,520	22,219,400

Golden Nugget, Inc., 6.75%, 10/15/24(1)	12,462	12,868,261

Golden Nugget, Inc., 8.75%, 10/1/25(1)	7,523	7,936,765

Yum! Brands, Inc., 3.875%, 11/1/20	3,280	3,329,200

Yum! Brands, Inc., 4.75%, 1/15/30(1)	5,604	5,891,205

		$57,111,497

Services — 3.8%

Allied Universal Holdco, LLC/Allied Universal Finance Corp., 6.625%, 7/15/26(1)	4,295	$4,595,650

Ashtead Capital, Inc., 4.00%, 5/1/28(1)(2)	4,581	4,609,631

Ashtead Capital, Inc., 4.25%, 11/1/29(1)(2)	3,284	3,329,155

Booz Allen Hamilton, Inc., 5.125%, 5/1/25(1)	2,495	2,585,444

Cloud Crane, LLC, 10.125%, 8/1/24(1)	11,231	11,890,821

frontdoor, Inc., 6.75%, 8/15/26(1)	9,290	10,195,775

Gartner, Inc., 5.125%, 4/1/25(1)	3,520	3,700,224

GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(1)	12,762	13,272,480

GW B-CR Security Corp., 9.50%, 11/1/27(1)	7,993	8,232,790

IAA, Inc., 5.50%, 6/15/27(1)	3,924	4,213,984

IHS Markit, Ltd., 5.00%, 11/1/22(1)	9,300	9,954,896

26	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2019

Portfolio of Investments — continued

Security	Principal Amount* (000’s omitted)	Value

Services (continued)

InfraBuild Australia Pty, Ltd., 12.00%, 10/1/24(1)	7,343	$7,501,756

KAR Auction Services, Inc., 5.125%, 6/1/25(1)	9,959	10,444,501

Laureate Education, Inc., 8.25%, 5/1/25(1)	28,928	31,531,520

Prime Security Services Borrower, LLC/Prime Finance, Inc., 9.25%, 5/15/23(1)	8,428	8,882,059

Sabre GLBL, Inc., 5.25%, 11/15/23(1)	10,955	11,256,263

Sabre GLBL, Inc., 5.375%, 4/15/23(1)	4,325	4,460,156

ServiceMaster Co., LLC (The), 7.45%, 8/15/27	19,140	21,556,425

TMS International Holding Corp., 7.25%, 8/15/25(1)	6,566	5,449,780

West Corp., 8.50%, 10/15/25(1)	9,415	7,155,400

		$184,818,710

Steel — 0.5%

Allegheny Ludlum, LLC, 6.95%, 12/15/25	6,940	$7,234,950

Allegheny Technologies, Inc., 5.95%, 1/15/21	3,490	3,612,150

Allegheny Technologies, Inc., 7.875%, 8/15/23	12,605	13,774,744

		$24,621,844

Super Retail — 1.0%

Party City Holdings, Inc., 6.125%, 8/15/23(1)	16,284	$16,406,130

Party City Holdings, Inc., 6.625%, 8/1/26(1)	6,939	6,730,830

PVH Corp., 7.75%, 11/15/23	13,090	15,193,759

Sonic Automotive, Inc., 6.125%, 3/15/27	3,026	3,147,040

William Carter Co. (The), 5.625%, 3/15/27(1)	5,782	6,186,740

		$47,664,499

Technology — 4.1%

CDK Global, Inc., 5.25%, 5/15/29(1)	8,876	$9,436,298

CommScope, Inc., 8.25%, 3/1/27(1)	3,867	3,677,440

CommScope Technologies, LLC, 5.00%, 3/15/27(1)	11,859	9,754,027

CommScope Technologies, LLC, 6.00%, 6/15/25(1)	19,664	17,702,516

Dell International, LLC/EMC Corp., 5.875%, 6/15/21(1)	6,040	6,140,445

Dell International, LLC/EMC Corp., 6.02%, 6/15/26(1)	20,410	23,309,990

Dell International, LLC/EMC Corp., 7.125%, 6/15/24(1)	22,620	24,011,130

EIG Investors Corp., 10.875%, 2/1/24	17,205	17,463,075

Entegris, Inc., 4.625%, 2/10/26(1)	5,107	5,283,332

Go Daddy Operating Co., LLC/GD Finance Co., Inc., 5.25%, 12/1/27(1)	11,559	12,295,886

Infor (US), Inc., 6.50%, 5/15/22	14,365	14,616,387

j2 Cloud Services, LLC/j2 Global Co-Obligor, Inc., 6.00%, 7/15/25(1)	13,740	14,650,275

MTS Systems Corp., 5.75%, 8/15/27(1)	3,069	3,222,450

Security		Principal Amount* (000’s omitted)	Value

Technology (continued)

Riverbed Technology, Inc., 8.875%, 3/1/23(1)		18,345	$8,530,425

Sensata Technologies UK Financing Co. PLC, 6.25%, 2/15/26(1)		16,935	18,205,125

SS&C Technologies, Inc., 5.50%, 9/30/27(1)		3,828	4,091,175

Veritas US, Inc./Veritas Bermuda, Ltd., 7.50%, 2/1/23(1)		4,032	3,981,600

			$196,371,576

Telecommunications — 9.2%

Altice Finco SA, 4.75%, 1/15/28(3)	EUR	13,140	$14,295,081

Altice Finco SA, 8.125%, 1/15/24(1)		5,133	5,306,239

Altice France SA, 3.375%, 1/15/28(3)	EUR	16,133	18,065,750

Altice France SA, 5.50%, 1/15/28(1)		11,427	11,669,824

Altice France SA, 7.375%, 5/1/26(1)		12,115	13,003,575

Altice France SA, 8.125%, 2/1/27(1)		19,883	22,094,984

Altice Luxembourg SA, 7.625%, 2/15/25(1)		9,594	9,929,790

Altice Luxembourg SA, 10.50%, 5/15/27(1)		16,009	18,150,204

CenturyLink, Inc., 6.75%, 12/1/23		6,738	7,521,292

CenturyLink, Inc., 7.50%, 4/1/24		1,275	1,450,313

Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(1)		18,385	19,074,437

Digicel, Ltd., 6.00%, 4/15/21(1)		15,745	11,808,907

Equinix, Inc., 5.375%, 5/15/27		7,730	8,406,375

Equinix, Inc., 5.875%, 1/15/26		13,010	13,851,747

Frontier California, Inc., 6.75%, 5/15/27		2,855	2,701,544

Hughes Satellite Systems Corp., 5.25%, 8/1/26		6,555	7,046,625

Hughes Satellite Systems Corp., 6.625%, 8/1/26		3,275	3,553,375

Intelsat Jackson Holdings SA, 5.50%, 8/1/23		6,875	6,462,500

Intelsat Jackson Holdings SA, 8.00%, 2/15/24(1)		8,090	8,365,060

Intelsat Jackson Holdings SA, 8.50%, 10/15/24(1)		8,704	8,788,342

LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(1)		5,851	6,004,589

Level 3 Financing, Inc., 5.25%, 3/15/26		8,495	8,887,894

Level 3 Financing, Inc., 5.375%, 1/15/24		8,975	9,165,719

Level 3 Parent, LLC, 5.75%, 12/1/22		2,300	2,311,500

Qualitytech, L.P./QTS Finance Corp., 4.75%, 11/15/25(1)		2,671	2,804,550

Sable International Finance, Ltd., 5.75%, 9/7/27(1)		5,998	6,260,412

SBA Communications Corp., 4.00%, 10/1/22		7,385	7,570,733

SBA Communications Corp., 4.875%, 9/1/24		3,320	3,461,100

Sprint Capital Corp., 6.875%, 11/15/28		8,690	9,450,375

Sprint Communications, Inc., 6.00%, 11/15/22		2,445	2,591,700

Sprint Communications, Inc., 7.00%, 8/15/20		4,317	4,458,036

Sprint Communications, Inc., 9.25%, 4/15/22		1,290	1,489,950

Sprint Corp., 7.125%, 6/15/24		7,445	8,096,437

27	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2019

Portfolio of Investments — continued

Security	Principal Amount* (000’s omitted)	Value

Telecommunications (continued)

Sprint Corp., 7.25%, 9/15/21	6,650	$7,112,574

Sprint Corp., 7.625%, 2/15/25	14,960	16,474,700

Sprint Corp., 7.625%, 3/1/26	6,584	7,300,010

Sprint Corp., 7.875%, 9/15/23	42,779	47,324,269

T-Mobile USA, Inc., 4.50%, 2/1/26	6,770	7,006,950

T-Mobile USA, Inc., 4.75%, 2/1/28	7,115	7,524,112

T-Mobile USA, Inc., 6.375%, 3/1/25	4,120	4,285,665

T-Mobile USA, Inc., 6.50%, 1/15/26	26,120	28,016,312

Telecom Italia SpA, 5.303%, 5/30/24(1)	13,434	14,424,757

ViaSat, Inc., 5.625%, 4/15/27(1)	8,549	9,027,317

Zayo Group, LLC/Zayo Capital, Inc., 6.00%, 4/1/23	8,780	9,074,218

Zayo Group, LLC/Zayo Capital, Inc., 6.375%, 5/15/25	4,807	4,959,622

		$446,629,465

Transport Excluding Air & Rail — 0.3%

XPO Logistics, Inc., 6.125%, 9/1/23(1)	4,378	$4,520,285

XPO Logistics, Inc., 6.50%, 6/15/22(1)	11,486	11,730,078

		$16,250,363

Utility — 2.9%

AES Corp. (The), 4.00%, 3/15/21	3,920	$3,993,500

AES Corp. (The), 5.125%, 9/1/27	2,939	3,166,714

AES Corp. (The), 5.50%, 4/15/25	2,379	2,476,420

AES Corp. (The), 6.00%, 5/15/26	20,135	21,575,659

Calpine Corp., 5.25%, 6/1/26(1)	7,245	7,561,969

Calpine Corp., 5.50%, 2/1/24	1,875	1,886,719

Calpine Corp., 5.75%, 1/15/25	11,797	12,136,164

Drax Finco PLC, 6.625%, 11/1/25(1)	5,877	6,251,659

NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(1)	4,750	4,957,813

NextEra Energy Operating Partners, L.P., 4.50%, 9/15/27(1)	6,122	6,267,397

NRG Energy, Inc., 5.25%, 6/15/29(1)	4,920	5,295,150

NRG Energy, Inc., 5.75%, 1/15/28	8,150	8,852,937

NRG Energy, Inc., 7.25%, 5/15/26	16,520	18,151,846

TerraForm Power Operating, LLC, 4.25%, 1/31/23(1)	4,625	4,786,875

TerraForm Power Operating, LLC, 5.00%, 1/31/28(1)	6,970	7,386,109

Vistra Energy Corp., 8.125%, 1/30/26(1)	8,770	9,427,750

Vistra Operations Co., LLC, 5.00%, 7/31/27(1)	16,281	16,891,537

		$141,066,218

Total Corporate Bonds & Notes (identified cost $4,110,513,391)		$4,208,596,875

Senior Floating-Rate Loans — 6.9%(8)
Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Aerospace — 0.1%

TransDigm, Inc., Term Loan, 4.29%, (1 mo. USD LIBOR + 2.50%), Maturing 5/30/25	$5,274	$5,243,658

		$5,243,658

Automotive & Auto Parts — 0.2%

Navistar International Corp., Term Loan, 5.42%, (1 mo. USD LIBOR + 3.50%), Maturing 11/6/24	$11,178	$11,058,640

		$11,058,640

Broadcasting — 0.2%

iHeartCommunications, Inc., Term Loan, Maturing 5/1/26(9)	$11,129	$7,326,599

iHeartCommunications, Inc., Term Loan, 6.03%, (1 mo. USD LIBOR + 4.00%), Maturing 5/1/26	1,154	1,159,111

		$8,485,710

Building Materials — 0.1%

Advanced Drainage Systems, Inc., Term Loan, 4.06%, (1 mo. USD LIBOR + 2.25%), Maturing 7/31/26	$929	$933,504

Hillman Group, Inc. (The), Term Loan, 5.79%, (1 mo. USD LIBOR + 4.00%), Maturing 5/31/25	4,762	4,513,876

		$5,447,380

Cable & Satellite TV — 0.1%

CSC Holdings, LLC, Term Loan, 4.33%, (2 mo. USD LIBOR + 2.50%), Maturing 4/15/27	$6,146	$6,145,561

		$6,145,561

Capital Goods — 0.1%

Cortes NP Acquisition Corporation, Term Loan, 5.93%, (3 mo. USD LIBOR + 4.00%), Maturing 11/30/23	$4,357	$4,128,466

		$4,128,466

Food, Beverage & Tobacco — 0.2%

HLF Financing S.a.r.l., Term Loan, 5.04%, (1 mo. USD LIBOR + 3.25%), Maturing 8/18/25	$11,761	$11,811,608

		$11,811,608

28	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2019

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Gaming — 0.7%

CCM Merger, Inc., Term Loan, 4.04%, (1 mo. USD LIBOR + 2.25%), Maturing 8/8/21	$1,491	$1,492,944

Lago Resort & Casino, LLC, Term Loan, 11.60%, (3 mo. USD LIBOR + 9.50%), Maturing 3/7/22	10,845	10,736,964

Peninsula Pacific Entertainment, LLC, Term Loan, 9.35%, (3 mo. USD LIBOR + 7.25%), Maturing 11/13/24	8,943	8,943,000

Stars Group Holdings B.V. (The), Term Loan, 5.60%, (3 mo. USD LIBOR + 3.50%), Maturing 7/10/25	11,809	11,869,042

		$33,041,950

Healthcare — 0.5%

Bausch Health Companies, Inc., Term Loan, 4.92%, (1 mo. USD LIBOR + 3.00%), Maturing 6/2/25	$2,584	$2,596,128

Envision Healthcare Corporation, Term Loan, Maturing 10/10/25(9)	7,721	6,273,438

National Mentor Holdings, Inc., Term Loan, 6.04%, (1 mo. USD LIBOR + 4.25%), Maturing 3/9/26	16,130	16,173,810

		$25,043,376

Insurance — 0.2%

Sedgwick Claims Management Services, Inc., Term Loan, 5.04%, (1 mo. USD LIBOR + 3.25%), Maturing 12/31/25	$11,633	$11,309,553

		$11,309,553

Metals & Mining — 0.6%

GrafTech Finance, Inc., Term Loan, 5.29%, (1 mo. USD LIBOR + 3.50%), Maturing 2/12/25	$29,495	$28,351,722

		$28,351,722

Services — 1.4%

AlixPartners, LLP, Term Loan, 4.54%, (1 mo. USD LIBOR + 2.75%), Maturing 4/4/24	$9,470	$9,477,245

Asurion, LLC, Term Loan - Second Lien, 8.29%, (1 mo. USD LIBOR + 6.50%), Maturing 8/4/25	59,528	59,925,244

		$69,402,489

Steel — 0.2%

Big River Steel, LLC, Term Loan, 7.10%, (3 mo. USD LIBOR + 5.00%), Maturing 8/23/23	$8,457	$8,428,323

		$8,428,323

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Technology — 1.7%

Applied Systems, Inc., Term Loan, 5.10%, (3 mo. USD LIBOR + 3.00%), Maturing 9/19/24	$6,953	$6,929,459

EIG Investors Corp., Term Loan, 5.88%, (3 mo. USD LIBOR + 3.75%), Maturing 2/9/23	18,908	17,962,245

Infor (US), Inc., Term Loan, 4.85%, (3 mo. USD LIBOR + 2.75%), Maturing 2/1/22	18,033	18,066,746

SS&C Technologies, Inc., Term Loan, 4.04%, (1 mo. USD LIBOR + 2.25%), Maturing 4/16/25	3,303	3,312,877

SS&C Technologies, Inc., Term Loan, 4.04%, (1 mo. USD LIBOR + 2.25%), Maturing 4/16/25	14,310	14,361,939

SS&C Technologies Holdings Europe S.a.r.l., Term Loan, 4.04%, (1 mo. USD LIBOR + 2.25%), Maturing 4/16/25	2,205	2,211,047

Trans Union, LLC, Term Loan, 3.80%, (1 mo. USD LIBOR + 2.00%), Maturing 6/19/25	9,875	9,911,004

Veritas Bermuda, Ltd., Term Loan, 6.34%, (USD LIBOR + 4.50%), Maturing 1/27/23(10)	9,667	8,993,256

		$81,748,573

Telecommunications — 0.3%

CenturyLink, Inc., Term Loan, 4.54%, (1 mo. USD LIBOR + 2.75%), Maturing 1/31/25	$7,460	$7,405,559

Intelsat Jackson Holdings SA, Term Loan, 6.63%, Maturing 1/2/24(11)	5,420	5,560,920

		$12,966,479

Utility — 0.3%

TEX Operations Co., LLC, Term Loan, 3.79%, (1 mo. USD LIBOR + 2.00%), Maturing 8/4/23	$8,562	$8,598,982

Vistra Operations Company, LLC, Term Loan, 3.83%, (1 mo. USD LIBOR + 2.00%), Maturing 12/31/25	4,465	4,485,949

		$13,084,931

Total Senior Floating-Rate Loans (identified cost $338,847,972)		$335,698,419

Common Stocks — 0.3%
Security	Shares	Value

Broadcasting — 0.0%(12)

iHeartMedia, Inc., Class A(13)(14)	15,322	$219,717

		$219,717

29	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2019

Portfolio of Investments — continued

Security	Shares	Value

Consumer Products — 0.0%(12)

HF Holdings, Inc.(13)(15)(16)	3,400	$20,234

		$20,234

Diversified Media — 0.0%(12)

Clear Channel Outdoor Holdings, Inc.(13)(14)	139,082	$324,061

		$324,061

Energy — 0.2%

Ascent CNR Corp., Class A(13)(15)(16)	32,029,863	$8,391,824

Nine Point Energy Holdings, Inc.(13)(15)(16)	157,059	1,571

		$8,393,395

Gaming — 0.1%

Caesars Entertainment Corp.(13)	499,170	$6,129,807

New Cotai Participation Corp., Class B(13)(15)(16)	36	0

		$6,129,807

Total Common Stocks (identified cost $15,993,801)		$15,087,214

Convertible Preferred Stocks — 0.0%(12)
Security	Shares	Value

Energy — 0.0%(12)

Nine Point Energy Holdings, Inc., Series A, 12.00%(6)(13)(15)(16)	2,928	$1,691,713

Total Convertible Preferred Stocks (identified cost $2,928,000)		$1,691,713

Exchange-Traded Funds — 0.3%
Security	Shares	Value

SPDR Bloomberg Barclays High Yield Bond ETF	121,666	$13,163,045

Total Exchange-Traded Funds (identified cost $12,643,352)		$13,163,045

Miscellaneous — 0.3%
Security	Shares	Value

Cable & Satellite TV — 0.0%

ACC Claims Holdings, LLC(13)(15)	11,599,560	$0

		$0

Security	Principal Amount/ Shares	Value

Gaming — 0.3%

PGP Investors, LLC, Membership Interests(13)(15)(16)	45,488	$13,906,067

		$13,906,067

Technology — 0.0%

Avaya, Inc., Escrow Certificates(13)(15)	$5,610,000	$0

		$0

Total Miscellaneous (identified cost $4,017,074)		$13,906,067

Warrants — 0.0%(12)
Security	Shares	Value

Broadcasting — 0.0%(12)

iHeartMedia, Inc., Exp. 5/1/39(13)(14)	43,825	$608,072

Total Warrants (identified cost $799,806)		$608,072

Short-Term Investments — 5.0%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 1.97%(17)	241,183,697	$241,183,697

Total Short-Term Investments (identified cost $241,164,281)		$241,183,697

Total Investments — 99.5% (identified cost $4,726,907,677)		$4,829,935,102

Other Assets, Less Liabilities — 0.5%		$22,924,606

Net Assets — 100.0%		$4,852,859,708

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2019, the aggregate value of these securities is $2,752,837,943 or 56.7% of the Portfolio’s net assets.

(2)	When-issued security.

(3)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the

30	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2019

Portfolio of Investments — continued

United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2019, the aggregate value of these securities is $98,279,937 or 2.0% of the Portfolio’s net assets.

(4)	Security converts to variable rate after the indicated fixed-rate coupon period.

(5)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(6)	Represents a payment-in-kind security which may pay interest/dividends in additional principal at the issuer’s discretion.

(7)	Issuer is in default with respect to interest and/or principal payments.

(8)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(9)	This Senior Loan will settle after October 31, 2019, at which time the interest rate will be determined.

(10)

The stated interest rate represents the weighted average interest rate at October 31, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(11)	Fixed-rate loan.

(12)	Amount is less than 0.05%.

(13)	Non-income producing security.

(14)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(15)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

(16)	Restricted security (see Note 5).

(17)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2019.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	62,918,813	EUR	56,260,395	Bank of America, N.A.	1/31/20	$—	$(212,778)

USD	1,237,106	EUR	1,106,199	State Street Bank and Trust Company	1/31/20	—	(4,195)

USD	7,496,712	EUR	6,710,172	State Street Bank and Trust Company	1/31/20	—	(32,987)

USD	51,259,114	EUR	45,835,000	State Street Bank and Trust Company	1/31/20	—	(173,807)

						$—	$(423,767)

Abbreviations:

LIBOR	–	London Interbank Offered Rate

PIK	–	Payment In Kind

Currency Abbreviations:

EUR	–	Euro

USD	–	United States Dollar

31	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2019

Statement of Assets and Liabilities

Assets	October 31, 2019

Unaffiliated investments, at value (identified cost, $4,485,743,396)	$4,588,751,405

Affiliated investment, at value (identified cost, $241,164,281)	241,183,697

Cash	1,200,870

Interest receivable	72,126,858

Dividends receivable from affiliated investment	370,070

Receivable for investments sold	20,076,763

Total assets	$4,923,709,663

Liabilities

Payable for investments purchased	$33,529,310

Payable for when-issued securities	32,838,092

Payable for open forward foreign currency exchange contracts	423,767

Due to custodian — foreign currency, at value (identified cost, $1,009,676)	1,009,359

Payable to affiliates:

Investment adviser fee	2,411,695

Trustees’ fees	9,042

Accrued expenses	628,690

Total liabilities	$70,849,955

Net Assets applicable to investors’ interest in Portfolio	$4,852,859,708

32	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2019

Statement of Operations

Investment Income	Year Ended October 31, 2019

Interest and other income	$277,175,914

Dividends from affiliated investment	4,511,663

Dividends	1,099,469

Total investment income	$282,787,046

Expenses

Investment adviser fee	$27,609,699

Trustees’ fees and expenses	109,083

Custodian fee	796,635

Legal and accounting services	148,055

Miscellaneous	142,612

Total expenses	$28,806,084

Net investment income	$253,980,962

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(49,374,193)

Investment transactions — affiliated investment	(1,914)

Foreign currency transactions	(9,639)

Forward foreign currency exchange contracts	2,407,346

Net realized loss	$(46,978,400)

Change in unrealized appreciation (depreciation) —

Investments	$149,618,745

Investments — affiliated investment	25,463

Foreign currency	5,797

Forward foreign currency exchange contracts	(630,415)

Net change in unrealized appreciation (depreciation)	$149,019,590

Net realized and unrealized gain	$102,041,190

Net increase in net assets from operations	$356,022,152

33	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2019

Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2019	2018

From operations —

Net investment income	$253,980,962	$279,901,655

Net realized gain (loss)	(46,978,400)	10,447,289

Net change in unrealized appreciation (depreciation)	149,019,590	(262,010,765)

Net increase in net assets from operations	$356,022,152	$28,338,179

Capital transactions —

Contributions	$504,391,044	$248,837,596

Withdrawals	(698,714,014)	(1,301,449,921)

Net decrease in net assets from capital transactions	$(194,322,970)	$(1,052,612,325)

Net increase (decrease) in net assets	$161,699,182	$(1,024,274,146)

Net Assets

At beginning of year	$4,691,160,526	$5,715,434,672

At end of year	$4,852,859,708	$4,691,160,526

34	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2019

Financial Highlights

	Year Ended October 31,
Ratios/Supplemental Data	2019	2018	2017	2016	2015

Ratios (as a percentage of average daily net assets):

Expenses(1)	0.62%	0.62%	0.61%	0.61%	0.62%

Net investment income	5.47%	5.49%	5.51%	5.79%	5.78%

Portfolio Turnover	38%	39%	41%	34%	36%

Total Return	8.08%	0.50%	7.94%	7.42%	0.28%

Net assets, end of year (000’s omitted)	$4,852,860	$4,691,161	$5,715,435	$6,492,434	$5,605,271

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

35	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2019

Notes to Financial Statements

1  Significant Accounting Policies

Boston Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Portfolio’s secondary objectives are to seek growth of income and capital. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2019, Eaton Vance Income Fund of Boston held an interest of 99.9% in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which

36

Boston Income Portfolio

October 31, 2019

Notes to Financial Statements — continued

is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of October 31, 2019, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

I  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreements between the Portfolio and BMR, the fee is computed at an annual rate of 0.625% of the Portfolio’s average daily net assets up to $1.5 billion, 0.60% from $1.5 billion up to $2 billion, 0.575% from $2 billion up to $5 billion, 0.555% from $5 billion up to $10 billion, and 0.535% of average daily net assets of $10 billion or more, and is payable

37

Boston Income Portfolio

October 31, 2019

Notes to Financial Statements — continued

monthly. The fee reductions cannot be terminated without the consent of a majority of Trustees and a majority of interestholders of the Portfolio. For the year ended October 31, 2019, the Portfolio’s investment adviser fee amounted to $27,609,699 or 0.59% of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $1,688,630,351 and $1,714,147,494, respectively, for the year ended October 31, 2019.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at October 31, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,740,664,021

Gross unrealized appreciation	$185,722,792

Gross unrealized depreciation	(96,487,092)

Net unrealized appreciation	$89,235,700

5  Restricted Securities

At October 31, 2019, the Portfolio owned the following securities (representing 0.5% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value

Common Stocks

Ascent CNR Corp., Class A	4/25/16, 11/16/16	32,029,863	$0	$8,391,824

HF Holdings, Inc.	10/27/09	3,400	182,613	20,234

New Cotai Participation Corp., Class B	4/12/13	36	1,111,500	0

Nine Point Energy Holdings, Inc.	7/15/14, 10/21/14	157,059	7,228,189	1,571

Total Common Stocks			$8,522,302	$8,413,629

Convertible Preferred Stocks

Nine Point Energy Holdings, Inc., Series A, 12.00%	5/26/17	2,928	$2,928,000	$1,691,713

Total Convertible Preferred Stocks			$2,928,000	$1,691,713

Miscellaneous

PGP Investors, LLC, Membership Interests	10/23/12, 2/18/15, 4/23/18	45,488	$4,017,074	$13,906,067

Total Miscellaneous			$4,017,074	$13,906,067

Total Restricted Securities			$15,467,376	$24,011,409

38

Boston Income Portfolio

October 31, 2019

Notes to Financial Statements — continued

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2019 is included in the Portfolio of Investments. At October 31, 2019, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2019, the fair value of derivatives with credit-related contingent features in a net liability position was $423,767. At October 31, 2019, there were no assets pledged by the Portfolio for such liability.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at October 31, 2019 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative

Forward foreign currency exchange contracts	$—	$(423,767	)(1)

Total Derivatives subject to master netting or similar agreements	$—	$(423,767)

(1)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.

39

Boston Income Portfolio

October 31, 2019

Notes to Financial Statements — continued

The Portfolio’s derivative liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Portfolio’s derivative liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral pledged by the Portfolio for such liabilities as of October 31, 2019.

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(b)

Bank of America, N.A.	$(212,778)	$—	$—	$—	$(212,778)

State Street Bank and Trust Company	(210,989)	—	—	—	(210,989)

	$(423,767)	$—	$—	$—	$(423,767)

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the year ended October 31, 2019 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Forward foreign currency exchange contracts	$2,407,346	$(630,415)

(1)	Statement of Operations location: Net realized gain (loss) – Forward foreign currency exchange contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the year ended October 31, 2019, which is indicative of the volume of this derivative type, was approximately $60,721,000.

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. In connection with the renewal of the agreement on October 29, 2019, funds managed by Calvert Research and Management, an affiliate of EVM, were added as participating funds to the agreement and the borrowing limit was increased from $625 million. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2019.

8  Credit Risk

The Portfolio primarily invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade. Risk of loss upon default by the borrower is significantly greater with respect to such debt than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers.

40

Boston Income Portfolio

October 31, 2019

Notes to Financial Statements — continued

9  Investments in Affiliated Funds

At October 31, 2019, the value of the Portfolio’s investment in affiliated funds was $241,183,697, which represents 5.0% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the year ended October 31, 2019 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC, 1.97%	$81,600,026	$1,381,534,766	$(1,221,974,644)	$(1,914)	$25,463	$241,183,697	$4,511,663	241,183,697

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Corporate Bonds & Notes	$—	$4,208,596,875	$—	$4,208,596,875

Senior Floating-Rate Loans	—	335,698,419	—	335,698,419

Common Stocks	6,673,585	—	8,413,629	15,087,214

Convertible Preferred Stocks	—	—	1,691,713	1,691,713

Exchange-Traded Funds	13,163,045	—	—	13,163,045

Miscellaneous	—	—	13,906,067	13,906,067

Warrants	—	608,072	—	608,072

Short-Term Investments	—	241,183,697	—	241,183,697

Total Investments	$19,836,630	$4,786,087,063	$24,011,409	$4,829,935,102

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(423,767)	$—	$(423,767)

Total	$—	$(423,767)	$—	$(423,767)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2019 is not presented.

41

Boston Income Portfolio

October 31, 2019

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Boston Income Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Boston Income Portfolio (the “Portfolio”), including the portfolio of investments, as of October 31, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2019, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities and senior loans owned as of October 31, 2019, by correspondence with the custodian, brokers and selling or agent banks; where replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

December 20, 2019

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

42

Eaton Vance

Income Fund of Boston

October 31, 2019

Management and Organization

Fund Management.  The Trustees of Eaton Vance Series Trust II (the Trust) and Boston Income Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 159 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serve until his or her successor is elected.

Name and Year of Birth	Trust/Portfolio Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 159 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Other Directorships in the Last Five Years. Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Other Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Other Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Other Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Other Directorships in the Last Five Years. Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

43

Eaton Vance

Income Fund of Boston

October 31, 2019

Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) and 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Other Directorships in the Last Five Years. None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Other Directorships in the Last Five Years. None.

Keith Quinton 1958	Trustee	2018

Independent Investment Committee Member at New Hampshire Retirement System (since 2017). Advisory Committee member at Northfield Information Services, Inc. (risk management analytics provider) (since 2016). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Other Directorships in the Last Five Years. Director of New Hampshire Municipal Bond Bank (since 2016).

Marcus L. Smith 1966	Trustee	2018

Member of Posse Boston Advisory Board (foundation) (since 2015). Trustee at University of Mount Union (since 2008). Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Other Directorships in the Last Five Years. Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Other Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Scott E. Wennerholm 1959	Trustee	2016

Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Other Directorships in the Last Five Years. None.

Name and Year of Birth	Trust/Portfolio Position(s)	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”) since 2016.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM since 2016.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM since 2016.

44

Eaton Vance

Income Fund of Boston

October 31, 2019

Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees (continued)

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

45

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

46

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Investment Adviser of Boston Income Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Income Fund of Boston

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

443    10.31.19

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated George J. Gorman and William H. Park, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Eaton Vance Income Fund of Boston (the “Fund”) is a series of Eaton Vance Series Trust II (the “Trust”), a Massachusetts business trust, which, including the Fund, contains a total of 2 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Fund’s annual report.

(a)-(d)

The following table presents the aggregate fees billed to the fund for the fund’s fiscal years ended October 31, 2018 and October 31, 2019 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the fund’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Eaton Vance Income Fund of Boston

Fiscal Years Ended	10/31/18	10/31/19
Audit Fees	$26,520	$26,850
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$14,022	$13,632
All Other Fees(3)	$0	$0

Total	$40,542	$40,482

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The various Series comprising the Trust have differing fiscal year ends (October 31 or June 30). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	6/30/18		10/31/18	6/30/19		10/31/19
Audit Fees	$78,070		$26,520	$79,250		$26,850
Audit-Related Fees(1)	$0		$0	$0		$0
Tax Fees(2)	$20,654		$14,022	$20,977		$13,632
All Other Fees(3)	$0		$0	$0		$0

Total	$98,724	(4)	$40,542	$100,277	(4)	$40,482

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.
(4)	Fees are paid by the Fund’s administrator pursuant to the terms of its administrative services agreement.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	6/30/18	10/31/18	6/30/19	10/31/19
Registrant(1)	$20,654	$14,022	$20,977	$13,632
Eaton Vance(2)	$51,855	$126,485	$60,130	$59,903

(1)	Includes all of the Series of the Trust. During the fiscal years reported above, certain of the Funds were “feeder” funds in a “master-feeder” fund structure or funds of funds.
(2)	Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust II

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 23, 2019

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 23, 2019